Cybersecurity Risk Management, Strategy and Governance	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Item 16K. Cybersecurity

Cybersecurity Risk Management and Strategy

We maintain cybersecurity risk management processes intended to protect the confidentiality, integrity and availability of our critical systems and information. Our security operations within IT infrastructure & operations includes a cybersecurity incident response plan.

We design and assess our cybersecurity risk using the National Institute of Standards and Technology Cybersecurity Framework (“NIST CSF”) as a guidepost. This does not imply that we meet any particular technical standards, specifications, or requirements, only that we use the NIST CSF as a reference to help us identify, assess, and manage cybersecurity risks relevant to our business. Additionally, we consider the requirements of the Network and Information Security Directive 2 (“NIS2”) to ensure a high level of cybersecurity across our operations.

Our cybersecurity risk management processes are integrated into our overall enterprise risk management processes, and share common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.

Our cybersecurity risk management processes include:

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risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;
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a virtual security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
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the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
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cybersecurity awareness training of our employees, incident response personnel, and senior management;
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a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and
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a third-party risk management process for service providers, suppliers, and vendors, including those external service providers we engage to be responsible for our cybersecurity risk management processes, security controls, and response to cybersecurity incidents.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We cannot provide full assurance that our cybersecurity risk management processes described will be fully implemented, complied with or effective in protecting our systems and information. See Item 3.D. “Key information—Risk Factors” for a discussion of whether and how risks from identified cybersecurity threats are reasonably likely to materially affect or, if realized, have materially affected our business strategy, results of operations, or financial condition.

Cybersecurity Governance

Board Oversight

Our Board of Directors considers cybersecurity risk as part of its risk oversight function and has delegated oversight of cybersecurity and other information technology risks to the Audit Committee. The Audit Committee oversees management’s implementation of our cybersecurity risk management processes and at least annually receives reports from management on our cybersecurity risks and management updates the Audit Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. The Audit Committee reports to the full Board regarding its activities, including those related to cybersecurity.

Management’s Role

Our management team, including the VP of Business Technology, is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our cybersecurity risk management processes and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our VP of Business Technology has ten years of experience in senior IT leadership roles across four companies, two of which are in the manufacturing industry and all with a global presence.

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Our cybersecurity risk management processes are integrated into our overall enterprise risk management processes, and share common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Board Oversight

Our Board of Directors considers cybersecurity risk as part of its risk oversight function and has delegated oversight of cybersecurity and other information technology risks to the Audit Committee. The Audit Committee oversees management’s implementation of our cybersecurity risk management processes and at least annually receives reports from management on our cybersecurity risks and management updates the Audit Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. The Audit Committee reports to the full Board regarding its activities, including those related to cybersecurity.

Management’s Role

Our management team, including the VP of Business Technology, is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our cybersecurity risk management processes and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our VP of Business Technology has ten years of experience in senior IT leadership roles across four companies, two of which are in the manufacturing industry and all with a global presence.

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Board of Directors considers cybersecurity risk as part of its risk oversight function and has delegated oversight of cybersecurity and other information technology risks to the Audit Committee. The Audit Committee oversees management’s implementation of our cybersecurity risk management processes and at least annually receives reports from management on our cybersecurity risks and management updates the Audit Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. The Audit Committee reports to the full Board regarding its activities, including those related to cybersecurity.

Cybersecurity Risk Role of Management [Text Block]

Our management team, including the VP of Business Technology, is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our cybersecurity risk management processes and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our VP of Business Technology has ten years of experience in senior IT leadership roles across four companies, two of which are in the manufacturing industry and all with a global presence.

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.